Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 1,411,788	R$ 1,119,259
Deferred tax asset, changes	11,352	(1,261)
Deferred income tax assets, ending	1,423,140	1,117,998
Deferred income tax liabilities, beginning	(1,313,712)	(1,308,537)
Deferred tax liabilities, changes	5,857	(984)
Deferred income tax liabilities, ending	(1,307,855)	(1,309,521)
Deferred tax assets (liabilities) net, beginning	98,076	(189,278)
Deferred tax assets, net, changes	17,209	(2,245)
Deferred tax assets (liabilities) net, ending	115,285	(191,523)
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	666,131	560,404
Deferred tax asset, changes	12,865	12,715
Deferred income tax assets, ending	678,996	573,119
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	135,231	141,606
Deferred tax asset, changes	(2,688)	(4,774)
Deferred income tax assets, ending	132,543	136,832
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	45,140	46,088
Deferred tax asset, changes	(546)	(288)
Deferred income tax assets, ending	44,594	45,800
Allowance For Doubtful Accounts [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	182,519	199,363
Deferred tax asset, changes	8,207	(6,693)
Deferred income tax assets, ending	190,726	192,670
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	382,767	171,798
Deferred tax asset, changes	(6,486)	(2,221)
Deferred income tax assets, ending	376,281	169,577
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(329,060)	(353,817)
Deferred tax liabilities, changes	3,599	3,498
Deferred income tax liabilities, ending	(325,461)	(350,319)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(465,510)	(457,669)
Deferred tax liabilities, changes	(864)	(7,785)
Deferred income tax liabilities, ending	(466,374)	(465,454)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(348,514)	(346,650)
Deferred tax liabilities, changes	1,135	1,390
Deferred income tax liabilities, ending	(347,379)	(345,260)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(121,425)	(93,561)
Deferred tax liabilities, changes
Deferred income tax liabilities, ending	(121,425)	(93,561)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(40,579)	(43,323)
Deferred tax liabilities, changes	686	686
Deferred income tax liabilities, ending	(39,893)	(42,637)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(8,624)	(13,517)
Deferred tax liabilities, changes	1,301	1,227
Deferred income tax liabilities, ending	R$ (7,323)	R$ (12,290)